Events after the reporting date (Details) - February 2017 Private Placement - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 09, 2018	Dec. 31, 2017	Feb. 08, 2017
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants exercised	375,000	1,481,808
Proceeds from warrant exercises	$ 600	$ 2,371
Number of shares called by warrants	30,523,209	30,898,209	25,000,000